Short-Term Investments (Details) - Schedule of Continuity of Short-Term Investments - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Continuity of Short Term Investments [Abstract]
Balance beginning	$ 198,375	$ 192,398
Balance ending	258,702	198,375
Change in fair value	$ 60,327	$ 5,977